RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 53,969	$ 50,679	$ 46,963
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,402	3,687	4,210
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	37,069	29,484	27,977
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,636	3,783	3,103
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	8,708	12,325	9,696
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	0	0	1,286
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	1,154	62	57
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 0	$ 1,338	$ 634